Guarantor Subsidiaries (Consolidating And Combining Statements Of Income And Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues
Petroleum product sales									$ 15,560,317	[1]	$ 16,854,985	[1]	$ 16,586,845	[1]
Merchandise sales									2,159,466		2,144,347		2,115,567
Ethanol sales and other									363,552		301,976		216,804
Total revenues	4,195,000	4,686,900	4,843,400	4,358,000	4,897,200	4,867,400	4,915,000	4,621,700	18,083,335		19,301,308		18,919,216
Costs and operating expenses
Petroleum product cost of goods sold									15,009,955	[1]	16,298,316	[1]	15,910,606	[1]
Merchandise cost of goods sold									1,877,630		1,855,641		1,851,867
Ethanol cost of goods sold									228,899		269,168		225,197
Station and other operating expenses									493,703		480,109		461,416
Depreciation and amortization									74,130		71,740		64,879
Impairment of properties											60,988
Selling, general and administrative									132,999		113,122		93,133
Accretion of asset retirement obligation									1,096		980		877
Total costs and operating expenses									17,818,412		19,150,064		18,607,975
Income from operations									264,923		151,244		311,241
Other income (expense)
Interest income									1,099		172		32
Interest expense									(14,509)		(384)		(408)
Gain (loss) on sale of assets									5,995		(1,005)		(363)
Other nonoperating income									169		92		311
Total other income (expense)									(7,246)		(1,125)		(428)
Income from continuing operations before income taxes	49,000	59,300	114,900	34,500	33,900	23,400	110,000	(17,200)	257,677		150,119		310,813
Income tax expense									101,351		63,705		122,960
Income from continuing operations	29,500	36,300	70,200	20,300	18,100	13,400	66,400	(11,400)	156,326		86,414		187,853
Income (loss) from discontinued operations, net of income taxes									78,707		(2,846)		136,167
Net Income	93,600	41,700	77,600	22,100	19,100	11,000	66,200	(12,700)	235,033		83,568		324,020
Issuer [Member]
Revenues
Petroleum product sales									15,766,752		17,071,126		16,755,071
Merchandise sales									2,159,466		2,144,347		2,115,567
Ethanol sales and other									94,298		11,708		9,538
Total revenues									18,020,516		19,227,181		18,880,176
Costs and operating expenses
Petroleum product cost of goods sold									15,216,390		16,514,457		16,078,832
Merchandise cost of goods sold									1,877,630		1,855,641		1,851,867
Station and other operating expenses									460,476		447,103		433,821
Depreciation and amortization									74,053		68,299		62,396
Selling, general and administrative									129,430		109,634		90,977
Accretion of asset retirement obligation									1,096		980		877
Total costs and operating expenses									17,759,075		18,996,114		18,518,770
Income from operations									261,441		231,067		361,406
Other income (expense)
Interest income									1,099		172		32
Interest expense									(14,509)		(384)		(408)
Gain (loss) on sale of assets									5,995		(1,005)		(363)
Other nonoperating income									169		92		311
Total other income (expense)									(7,246)		(1,125)		(428)
Income from continuing operations before income taxes									254,195		229,942		360,978
Income tax expense									100,059		91,525		122,595
Income from continuing operations									154,136		138,417		238,383
Income (loss) from discontinued operations, net of income taxes													118,747
Net Income									154,136		138,417		357,130
Guarantor Subsidiaries [Member]
Costs and operating expenses
Selling, general and administrative									1		2		13
Total costs and operating expenses									1		2		13
Income from operations									(1)		(2)		(13)
Other income (expense)
Income from continuing operations before income taxes									(1)		(2)		(13)
Income from continuing operations									(1)		(2)		(13)
Net Income									(1)		(2)		(13)
Non-Guarantor Subsidiaries [Member]
Revenues
Ethanol sales and other									269,254		290,268		207,266
Total revenues									269,254		290,268		207,266
Costs and operating expenses
Ethanol cost of goods sold									228,899		269,168		225,197
Station and other operating expenses									33,227		33,006		27,595
Depreciation and amortization									77		3,441		2,483
Impairment of properties											60,988
Selling, general and administrative									3,568		3,486		2,143
Total costs and operating expenses									265,771		370,089		257,418
Income from operations									3,483		(79,821)		(50,152)
Other income (expense)
Income from continuing operations before income taxes									3,483		(79,821)		(50,152)
Income tax expense									1,292		(27,820)		365
Income from continuing operations									2,191		(52,001)		(50,517)
Income (loss) from discontinued operations, net of income taxes									78,707		(2,846)		17,420
Net Income									80,898		(54,847)		(33,097)
Eliminations [Member]
Revenues
Petroleum product sales									(206,435)		(216,141)		(168,226)
Total revenues									(206,435)		(216,141)		(168,226)
Costs and operating expenses
Petroleum product cost of goods sold									(206,435)		(216,141)		(168,226)
Total costs and operating expenses									$ (206,435)		$ (216,141)		$ (168,226)

[1]	Includes excise taxes of: $1,884,035 $1,962,660 $1,831,550